INTEREST-BEARING LOANS AND BORROWINGS	12 Months Ended
Dec. 31, 2020
INTEREST-BEARING LOANS AND BORROWINGS
INTEREST-BEARING LOANS AND BORROWINGS

19    INTEREST-BEARING LOANS AND BORROWINGS

	December 31, 2020	December 31, 2019
Long-term loans and borrowings

Lease liabilities (Note 20)	7,086,151	8,369,262

Medium-term notes and bonds (Note (b))
– Unsecured	18,975,379	16,736,755

Long-term bank and other loans (Note (a))
– Secured (Note (f))	9,216,299	13,254,721
– Guaranteed (Note (e))	4,846,446	3,948,400
– Unsecured	28,951,819	21,632,766
	43,014,564	38,835,887

Total long-term loans and borrowings	69,076,094	63,941,904

Current portion of lease liabilities (Note 20)	(828,272)	(1,358,654)

Current portion of medium-term notes and bonds	(7,100,711)	—

Current portion of long-term bank and other loans	(3,629,014)	(3,339,687)
	(11,557,997)	(4,698,341)
Non-current portion of long-term loans and borrowings	57,518,097	59,243,563

	December 31, 2020	December 31, 2019
		(Restated)
Short-term loans and borrowings
Bank and other loans (Note (c))
– Secured (Note (f))	863,738	465,000
– Guaranteed (Note (e))	50,000	—
– Unsecured*	19,824,292	20,773,166

	20,738,030	21,238,166

Short-term bonds, unsecured (Note (d))	2,411,256	9,331,488
Gold leasing arrangements	—	7,018,609
Current portion of lease liabilities (Note 20)	828,272	1,358,654
Current portion of medium-term notes	7,100,711	—
Current portion of long-term bank and other loans	3,629,014	3,339,687
	13,969,253	21,048,438

Total short-term borrowings and current portion of long-term loans and borrowings	34,707,283	42,286,604

As of December 31, 2020, except for loans and borrowings of the Group amounting to RMB15 million (December 31, 2019: RMB17million) and RMB1,312 million (December 31, 2019:RMB4,006 million) which were denominated in JPY and USD, respectively, all loans and borrowings were denominated in RMB.

As of December 31, 2020, included in the Group’s interest-bearing loans and borrowings are amounts due to subsidiaries of Chinalco RMB4,229 million (December 31, 2019: RMB4,181 million), as set out in Note 36(b). There were no interest-bearing loans and borrowings obtained from joint ventures and associates as of December 31, 2020 and 2019.

As of December 31, 2020, Shangdong Huayu Alloy Materials Co. Ltd. (“Shangdong Huayu”), a subsidiary of the Company did not repay short-term secured bank loans with principal amount of RMB583 million, which resulted in an event of default. In October 2020, the lending bank has applied to and obtained approval from the Intermediate Court of Linyi City, Shangdong Province (“Linyi Court”) of enforcing their rights through selling Shandong Huayu’s transferrable quota eligible for production of 135,000 tons aluminum products in the PRC through public tender.  Yunnan Aluminum, an associate of the Group, has successfully awarded the tender at a consideration of RMB 539 million.  The consideration in cash was received by Linyi Court before the year end, which will be transferred to the lending banks for repayment of the bank loans.

Note:

(a)      Long-term bank and other loans

(i)	The maturity of long-term bank and other loans is set out below:

	Loans from banks and other				Total of long-term bank and
	financial institutions		Other loans		other loans
	December 31	December 31	December 31	December 31	December 31	December 31
	2020	2019	2020	2019	2020	2019

Within 1 year	3,626,564	3,337,202	2,450	2,485	3,629,014	3,339,687
Between 1 and 2 years	6,700,237	7,523,290	2,450	2,485	6,702,687	7,525,775
Between 2 and 5 years	15,630,739	9,151,573	7,350	7,455	15,638,089	9,159,028
Over 5 years	17,042,324	18,806,428	2,450	4,969	17,044,774	18,811,397

	42,999,864	38,818,493	14,700	17,394	43,014,564	38,835,887

(ii)

Other loans were provided by local bureaus of the Ministry of Finance to the Group. The  weighted average annual interest rate of long-term bank and other loans for the year ended December 31, 2020 was 4.9% (2019: 5.2%).

(b)      Medium-term notes and bonds

Outstanding medium-term bonds of the Group as of December 31, 2020 are summarised as follows:

		Effective
	Face value (RMB)/maturity	interest rate	December 31, 2020	December 31, 2019
2018 Medium-term notes	2,000,000/2021	5.84%	1,998,802	1,992,339
2019 Medium-term bonds	2,000,000/2024	4.31%	1,985,264	1,982,228
2018 Medium-term bonds	1,100,000/2021	4.66%	1,099,284	1,098,218
2018 Medium-term bonds	900,000/2023	5.06%	898,807	898,315
2018 Medium-term bonds	1,400,000/2021	4.30%	1,398,160	1,397,319
2018 Medium-term bonds	1,600,000/2023	4.57%	1,597,071	1,596,192
2019 Medium-term bonds	2,000,000/2022	3.84%	1,999,196	1,998,604
2019 Medium-term bonds	1,000,000/2022	3.50%	1,997,265	1,997,097
2019 Medium-term bonds	900,000/2023	4.99%	999,623	999,462
2020 Medium-term bonds	900,000/2023	3.04%	897,972	—
2020 Medium-term bonds	500,000/2025	3.31%	499,853	—
2020 Medium-term bonds	1,000,000/2023	3.07%	999,617	—
2018 Hong Kong Medium-term bonds	2,785,840/2021	5.25%	2,604,465	2,776,981
			18,975,379	16,736,755

Medium-term notes and bonds were issued for capital expenditure and operating cash flows purposes, as well as for the purpose of re-financing of bank loans.

(c)      Short-term bank and other loans

Other loans were entrusted loans provided by state-owned companies to the Group.

The weighted average annual interest rate of short-term bank and other loans for the year ended December 31, 2020 was 3.46% (2019: 4.29%).

(d)  Short-term bonds

Outstanding short-term bonds as of December 31, 2020 are summarised as follows:

		Effective	December 31,
	Face value (RMB)/maturity	interest rate	2020	December 31, 2019

Ningxia short-term bonds	300,000/2020	3.97%	—	300,000
Short-term bonds	1,000,000/2020	2.45%	—	1,008,161
Short-term bonds	2,000,000/2020	2.63%	—	2,013,127
Short-term bonds	3,000,000/2020	2.00%	—	3,008,384
Short-term bonds	3,000,000/2020	2.30%	—	3,001,816
Short-term bonds	500,000/2021	1.40%	501,781	—
Short-term bonds	1,000,000/2021	2.30%	1,002,925	—
Short-term bonds	500,000/2021	1.20%	500,553	—
Short-term bonds	400,000/2021	2.46%	405,997	—

			2,411,256	9,331,488

All the above short-term bonds were issued for working capital needs.

(e)      Guaranteed  interest-bearing  loans  and  borrowings

Details of the interest-bearing loans and borrowings in which the Group received guarantees are set out as follows:

Guarantors	December 31, 2020	December 31, 2019
Long-term loans
Yinyi Fengdian, Neimenggu, Alashan (Note (iv))	144,000	150,000
Ningxia Energy (Note (i))	1,134,400	1,274,400
Yinxing Energy (Note (i))	19,000	46,000
Baotou Aluminum Limited Company (包頭鋁業有限公司) and Baotou Communications Investment Group Limited Company (包頭交通投資集團有限公司) (Note (ii))	1,137,500	1,250,000
The Company and Hangzhou Jinjiang Group Limited Company (“Hangzhou Jinjiang”, 杭州錦江集團有限公司) (Note (iii))	—	10,000
Hangzhou Jinjiang (Note (v))	—	123,500
Qingzhen Industrial Investment Co., Ltd. (清鎮市工業投資有限公司) (Note (v))	—	47,250
Guizhou Industrial Investment Group Co., Ltd. (貴州產業投資集團有限責任公司) (Note (v))	—	47,250
The Company	2,411,546	1,000,000

	4,846,446	3,948,400

Short-term loans
Ningxia Energy (Note (i))	50,000	—

	4,896,446	3,948,400

Notes:

(i)	The guarantor is a subsidiary of the Company.
(ii)	The guarantors are a subsidiary of the Company and a third party respectively.
(iii)	The guarantors are the Company and a third party respectively.
(iv)	The guarantors are subsidiaries of the Company.
(v)	The guarantor is a third party.
•	The English names represent the best effort by management of the Group in translating the Chinese names of the Companies as they do not have any official English names.

(f)       The assets pledged for secured bank and other borrowings were set out in Note 24 to the financial statements.